SHARE-BASED COMPENSATION (Summary Of Information With Respect To Share Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Oct. 25, 2013
Options outstanding
Number outstanding (in shares)	112,882,397
Weighted average intrinsic value	$ 46,430
Options exercisable
Number of exercisable (in shares)	66,186,753
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	$ 29,786
Stock options [Member]
Options exercisable
Weighted average exercise price (in dollars per share)		$ 1.15
Range of exercise price from $0.08-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.08
High end of range of exercise prices (in dollars per share)	$ 0.18
Options outstanding
Number outstanding (in shares)	6,697,196
Weighted average remaining contractual life	5 years 11 days
Weighted average exercise price (in dollars per share)	$ 0.08
Weighted average intrinsic value	$ 7,656
Options exercisable
Number of exercisable (in shares)	6,547,116
Weighted average remaining contractual life	4 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 0.09
Weighted average intrinsic value	$ 7,473
Range of exercise price from $0.2-$0.3 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.2
High end of range of exercise prices (in dollars per share)	$ 0.3
Options outstanding
Number outstanding (in shares)	1,043,880
Weighted average remaining contractual life	9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23
Weighted average intrinsic value	$ 1,042
Options exercisable
Number of exercisable (in shares)	1,043,871
Weighted average remaining contractual life	9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23
Weighted average intrinsic value	$ 1,042
Range of exercise price from $0.35-$0.38 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.35
High end of range of exercise prices (in dollars per share)	$ 0.38
Options outstanding
Number outstanding (in shares)	1,059,802
Weighted average remaining contractual life	1 year 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	$ 922
Options exercisable
Number of exercisable (in shares)	1,059,792
Weighted average remaining contractual life	1 year 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	$ 922
Range of exercise price from $0.873-$1.2 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.873
High end of range of exercise prices (in dollars per share)	$ 1.2
Options outstanding
Number outstanding (in shares)	104,081,519
Weighted average remaining contractual life	7 years 8 months 23 days
Weighted average exercise price (in dollars per share)	$ 0.87
Weighted average intrinsic value	$ 36,810
Options exercisable
Number of exercisable (in shares)	57,535,974
Weighted average remaining contractual life	7 years 3 months 22 days
Weighted average exercise price (in dollars per share)	$ 0.87
Weighted average intrinsic value	$ 20,349